Change in Significant Accounting Policies - Impact of Transition to IFRS 9 on Opening Balances of Fair Value Reserves and Accumulated Deficit (Details) $ in Thousands	Apr. 01, 2018 USD ($)
Fair Value Reserve [Member]
Disclosure Of Financial Liabilities At Date Of Initial Application Of I F R S9 [Line Items]
Reclassification from fair value reserve to accumulated deficit	$ 2,090
Impact as at April 1, 2018	2,090
Accumulated Deficit [Member]
Disclosure Of Financial Liabilities At Date Of Initial Application Of I F R S9 [Line Items]
Reclassification from fair value reserve to accumulated deficit	2,090
Impact as at April 1, 2018	$ 2,090